Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [Abstract]
Trade receivables	£ 2,051	£ 1,471
Other receivables	1,722	3,667
Interest receivable	0	28
Prepayments and accrued income	6,507	4,473
Total trade and other receivables	£ 10,280	£ 9,639